PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

27   PARENT ONLY FINANCIAL INFORMATION

The following condensed parent company financial information of GDS Holdings has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. As of December 31, 2019, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of GDS Holdings, except for those, which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2018	2019
Assets

Current assets
Cash	801,701	2,560,388
Prepaid expenses	6,716	7,048
Other current assets	17,940	21,537
Total current assets	826,357	2,588,973
Restricted cash	15,787	27,225
Investment and loans to subsidiaries	7,118,336	11,539,590
Other non-current assets	—	4,954
Total assets	7,960,480	14,160,742

Liabilities, Redeemable Preferred Shares and Shareholders' Equity

Current liabilities
Accounts payable	166	7,168
Accrued expenses and other payables	34,442	49,546
Due to subsidiaries	913	928
Total current liabilities	35,521	57,642

Long-term borrowings	388,832	681,235
Convertible bonds payable	2,004,714	2,049,654
Other long-term liabilities	9,488	16,649
Total liabilities	2,438,555	2,805,180

Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019; Redemption value of RMB1,061,981 as of December 31, 2019; Liquidation value of RMB1,537,636 as of December 31, 2019)	—	1,061,981

Shareholders' equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 939,479,307 and 1,148,842,379 Class A ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively; 67,590,336 and 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively)	341	412
Additional paid-in capital	7,275,945	12,403,043
Accumulated other comprehensive loss	(139,254)	(52,684)
Accumulated deficit	(1,615,107)	(2,057,190)
Total shareholders' equity	5,521,925	10,293,581
Commitments and contingencies

Total liabilities, redeemable preferred shares and shareholders’ equity	7,960,480	14,160,742

Condensed Statements of Operations

	Years ended December 31,
	2017	2018	2019

Net revenue	—	—	—
Cost of revenue	(10,392)	(21,132)	(50,201)
Gross loss	(10,392)	(21,132)	(50,201)

Operating expenses
Selling and marketing expenses	(22,528)	(26,595)	(40,721)
General and administrative expenses	(59,500)	(96,581)	(153,854)
Research and development expenses	(646)	(949)	(2,364)
Loss from operations	(93,066)	(145,257)	(247,140)

Other income (expenses):
Interest income	3,901	14,907	48,020
Interest expenses	(90,408)	(48,809)	(128,539)
Equity in loss of subsidiaries	(147,340)	(251,085)	(114,418)
Others, net	13	(24)	(6)
Loss before income taxes	(326,900)	(430,268)	(442,083)

Income tax expenses	—	—	—
Net loss	(326,900)	(430,268)	(442,083)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2017	2018	2019

Net loss	(326,900)	(430,268)	(442,083)
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(8,608)	61,434	86,570
Comprehensive loss	(335,508)	(368,834)	(355,513)

Condensed Statements of Cash Flows

	Years ended December 31,
	2017	2018	2019

Operating activities:
Net cash used in operating activities	(58,068)	(33,729)	(48,514)

Investing activities
Increase of due from subsidiaries	(588,768)	(3,846,353)	(4,473,682)
Net cash used in investing activities	(588,768)	(3,846,353)	(4,473,682)

Financing activities:
Proceeds from long-term borrowings	—	413,433	268,100
Payment of issuance cost of borrowings	—	(25,751)	—
Proceeds from exercise of stock options	3,377	16,866	55,469
Net proceeds from issuance of convertible bonds	—	1,867,304	—
Net proceeds from issuance of ordinary shares	649,834	1,283,308	4,934,126
Net proceeds from issuance of redeemable preferred shares	—	—	989,349
Payment of preferred shares dividends	—	—	(25,014)
Net cash provided by financing activities	653,211	3,555,160	6,222,030
Effect of exchange rate changes on cash and restricted cash	(37,808)	143,216	70,291

Net (decrease) increase in cash and restricted cash	(31,433)	(181,706)	1,770,125
Cash and restricted cash at beginning of year	1,030,627	999,194	817,488
Cash and restricted cash at end of year	999,194	817,488	2,587,613

Supplemental disclosures of cash flow information
Interest paid	33,920	24,308	88,818

Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	4,462	6,357	7,984
Conversion of convertible bonds	1,106,227	—	—